Average Annual Total Returns - Admiral - Vanguard Consumer Discretionary Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	48.24%	19.34%	17.99%	47.17%	18.86%	17.60%	28.59%	15.59%	15.30%	48.31%	[1]	19.42%	[1]	18.09%	[1]	48.31%	19.78%	18.27%	21.01%	15.46%	13.84%

[1]	Previously the Spliced US IMI/Consumer Discretionary 25/50.